Post-employment benefits for associates (Details 8) - Pension plans - USD ($) shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit plan, plan asset allocations	100.00%	100.00%
Shares held by defined benefit plan	11.0	11.0
Value of shares held by defined benefit plan	$ 0.9	$ 0.9
Weighted average duration of defined benefit obligation years	14 years 7 months 7 days	14 years 7 months 7 days
Equity securities
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	15.00%
Defined benefit plan, target plan asset allocations range maximum	40.00%
Defined benefit plan, plan asset allocations	28.00%	31.00%
Debt securities
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	20.00%
Defined benefit plan, target plan asset allocations range maximum	60.00%
Defined benefit plan, plan asset allocations	35.00%	35.00%
Real estate
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	5.00%
Defined benefit plan, target plan asset allocations range maximum	20.00%
Defined benefit plan, plan asset allocations	17.00%	15.00%
Alternative investments
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	0.00%
Defined benefit plan, target plan asset allocations range maximum	20.00%
Defined benefit plan, plan asset allocations	16.00%	15.00%
Cash and other investments
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	0.00%
Defined benefit plan, target plan asset allocations range maximum	15.00%
Defined benefit plan, plan asset allocations	4.00%	4.00%